Foreign currency position	12 Months Ended
Dec. 31, 2022
Text block [Abstract]
Foreign currency position

Note 38 - Foreign currency position

In the Consolidated Statements of Financial Position as of December 31, 2022 and 2021, assets and liabilities are included in local and foreign currency, as well as inflation-indexation adjustable and adjustable by the variation of the exchange rate, for the amounts indicated below:

							Other	Exchange rate
As of December 31, 2022	Note	CLP (1)	UF	USD	COP	EUR	currencies	adjustable	Totals
		MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Cash and deposits in banks	5a)	1,472,359	—	1,387,738	149,163	35,730	13,762	—	3,058,752
Cash items in process of collection	5b)	339,559	—	148,960	5	4,414	2,056	—	494,994
Financial instruments at fair value through profit or loss	6	419,077	—	53,206	—	—	—	—	472,283
Financial instruments at fair value through other comprehensive income	11	3,028,865	72,754	494,180	139,491	—	—	—	3,735,290
Loans and accounts receivable at amortized cost	10	7,526,343	10,665,565	3,920,269	3,547,452	51,346	836	—	25,711,811
Financial instruments at amortized cost	11	302,886	383,948	—	327,109	—	—	—	1,013,943
Investments under resale agreements	7	63,154	—	—	99,620	—	—	—	162,774
Investments in companies		5,695	—	5,886	—	3	—	—	11,584
Financial derivative contracts	8	2,347,490	195,800	728,250	346,251	—	—	—	3,617,791
Financial derivative contracts held for hedge accounting		75,651	—	62,897	—	—	—	—	138,548
Interbank loans, net	9	—	—	25,537	20,585	—	—	—	46,122
Intangible assets	13	663,991	—	230	29,569	—	—	—	693,790
Property, plant, and equipment	14	46,080	—	709	13,407	—	—	—	60,196
Right-of-use asset under lease agreements	15	69,416	—	6,144	13,979	—	—	—	89,539
Current taxes	16	50,690	—	—	37,663	—	—	—	88,353
Deferred taxes	16	181,556	—	19,274	73,782	—	—	—	274,612
Other assets	17	207,238	4,765	358,481	53,219	5,664	3	314	629,684
Other non-current assets held for sale	17	12,175	—	114	8,411	—	—	—	20,700
TOTAL ASSETS		16,812,225	11,322,832	7,211,875	4,859,706	97,157	16,657	314	40,320,766

Deposits and other demand liabilities	18	2,819,429	27,427	809,882	1,880,225	15,362	2,860	—	5,555,185
Cash in process of being cleared	5b)	136,813	—	302,819	9	16,947	369	—	456,957
Obligations under repurchase agreements	7	288,446	—	8,119	57,523	—	—	—	354,088
Time deposits and other time liabilities	18	7,567,423	1,394,752	1,982,901	1,758,575	1	—	1	12,703,653
Financial derivative contracts	8	2,422,978	138,312	704,894	159,957	—	—	—	3,426,141
Financial derivative contracts held for hedge accounting		201,537	—	—	17,196	—	—	—	218,733
Interbank borrowings	19	3,007,284	35,085	940,440	721,414	23,269	831	—	4,728,323
Debt instruments issued	20	679,521	5,445,284	—	423,002	—	—	—	6,547,807
Financial instruments of regulatory capital issued		—	1,070,933	147,291	44,945	—	—	—	1,263,169
Other financial liabilities	20	57,014	—	302,559	—	—	—	—	359,573
Lease contracts liabilities	15	408	73,191	6,267	14,519	—	—	190	94,575
Current taxes	16	—	—	—	77	—	—	—	77
Deferred taxes	16	—	—	—	—	—	—	—	—
Provisions	21	176,255	—	30,484	80,395	—	—	—	287,134
Other liabilities	22	454,116	119,968	377,288	52,924	3,266	—	—	1,007,562
Liabilities directly associated with non-current assets held for sale	22	—	—	—	—	—	—	—	—
TOTAL LIABILITIES		17,811,224	8,304,952	5,612,944	5,210,761	58,845	4,060	191	37,002,977
Assets (liabilities) net		(998,999)	3,017,880	1,598,931	(351,055)	38,312	12,597	123	3,317,789

(1)    Includes transactions denominated in foreign currencies but that are settled in pesos.

Note 38 - Foreign currency position, continued

							Other	Exchange rate
As of December 31, 2021	Note	CLP (1)	UF	USD	COP	EUR	currencies	adjustable	Totals
		MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Cash and deposits in banks	5a)	1,308,118	—	1,822,747	287,922	32,213	22,392	—	3,473,392
Cash items in process of collection	5b)	211,686	—	222,843	347	3,354	266	—	438,496
Financial instruments at fair value through profit or loss	6	91,817	—	—	240,907	—	—	—	332,724
Financial instruments at fair value through other comprehensive income	11	2,012,758	301,897	980,339	365,456	—	—	—	3,660,450
Loans and accounts receivable at amortized cost	10	6,079,741	9,799,322	3,578,507	4,302,474	26,371	—	9,133	23,795,548
Financial instruments at amortized cost	11	451,099	321,291	(772,390)	187,455	—	—	—	187,455
Investments under resale agreements	7	171,810	—	—	434,368	—	—	—	606,178
Investments in companies		9,152	—	—	—	—	—	—	9,152
Financial derivative contracts	8	2,254,395	126,280	564,013	30,538	5,700	—	—	2,980,926
Interbank loans, net	9	—	—	52,505	28,049	—	—	—	80,554
Intangible assets	13	663,373	—	130	35,841	—	—	—	699,344
Property, plant, and equipment	14	39,507	—	433	31,993	—	—	—	71,933
Right-of-use asset under lease agreements	15	86,240	—	5,723	18,818	—	—	—	110,781
Current taxes	16	18,871	—	1,713	37,600	—	—	—	58,184
Deferred taxes	16	181,998	—	15,942	74,271	—	—	—	272,211
Other assets	17	224,814	4,421	516,165	56,492	8,361	—	268	810,521
Other non-current assets held for sale	17	11,916	—	—	478	—	—	—	12,394
TOTAL ASSETS		13,817,295	10,553,211	6,988,670	6,133,009	75,999	22,658	9,401	37,600,243

Deposits and other demand liabilities	18	3,717,926	21,624	896,088	2,914,776	25,136	545	—	7,576,095
Cash in process of being cleared	5b)	231,391	—	182,202	—	10,640	125	—	424,358
Obligations under repurchase agreements	7	212,356	—	—	253,650	—	—	—	466,006
Time deposits and other time liabilities	18	6,233,732	509,868	2,045,906	1,307,928	8	—	1	10,097,443
Financial derivative contracts	8	2,194,964	118,170	540,656	60,400	11,397	—	—	2,925,587
Interbank borrowings	19	3,007,242	—	1,721,424	117,239	837	71,681	—	4,918,423
Debt instruments issued	20	888,333	5,094,916	144,078	635,513	—	—	—	6,762,840
Other financial liabilities	20	42,435	—	—	—	—	—	—	42,435
Lease contracts liabilities	15	483	86,120	6,778	22,047	—	—	116	115,544
Current taxes	16	393	—	—	939	—	—	—	1,332
Deferred taxes	16	—	—	—	—	—	—	—	—
Provisions	21	158,779	—	2,177	74,391	—	—	—	235,347
Other liabilities	22	215,662	244,572	190,511	55,889	2,978	—	—	709,612
Liabilities directly associated with non-current assets held for sale	22	—	—	—	—	—	—	—	—
TOTAL LIABILITIES		16,903,696	6,075,270	5,729,820	5,442,772	50,996	72,351	117	34,275,022
Assets (liabilities) net		(3,086,401)	4,477,941	1,258,850	690,237	25,003	(49,693)	9,284	3,325,221

(1)    Includes transactions denominated in foreign currencies but that are settled in pesos.